Borrowings Total Borrowings Excluding Market Value Adjustments, Scheduled Maturities (Detail) $ in Millions	Sep. 29, 2018 USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2019	$ 3,802
2020	3,000
2021	2,106
2022	1,910
2023	1,036
Thereafter	9,445
Total borrowings	21,299
Before Asia Theme Parks Consolidation
Long Term Debt Maturities Repayments Of Principal [Line Items]
2019	3,763
2020	3,000
2021	2,106
2022	1,900
2023	1,000
Thereafter	8,385
Total borrowings	20,154
Asia Theme Parks and Adjustments
Long Term Debt Maturities Repayments Of Principal [Line Items]
2019	39
2020	0
2021	0
2022	10
2023	36
Thereafter	1,060
Total borrowings	$ 1,145